Stock-Based Compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock-based Compensation Details 2
Non-vested restricted stock grant outstanding, beginning of period	310,926	0
Non-vested restricted stock grant outstanding, Granted	0	310,926
Non-vested restricted stock grant outstanding, Vested	(105,448)	0
Non-vested restricted stock grant outstanding, Forfeited	0	0
Non-vested restricted stock grant outstanding, end of period	205,478	310,926
Non-vested restricted stock grant Weighted-Average Grant-Date Fair Value, beginning of period	$ 16.84	$ 0.00
Non-vested restricted stock grant Weighted-Average Grant-Date Fair Value, Granted	0.00	16.84
Non-vested restricted stock grant Weighted-Average Grant-Date Fair Value, Vested	16.84	0.00
Non-vested restricted stock grant Weighted-Average Grant-Date Fair Value, Forfeited	0.00	0.00
Non-vested restricted stock grant Weighted-Average Grant-Date Fair Value, end of period	$ 16.84	$ 16.84